Loans (Impaired Loans) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 274.3				$ 291.3
Unpaid Principal Balance	336.4				370.1
Related Allowance	26.7				31.4
Average Recorded Investment	282.9		466.5		378.5
Interest income recorded	0.7		4.7		17.7
Interest income recognized using cash basis method	0.4		0.3		3.5
Impaired Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	219.6	[1]			237.2	[1]
Unpaid Principal Balance	240.9	[1]			274.3	[1]
Related Allowance	25.7	[1]			30.4	[1]
Average Recorded Investment	228.5	[1]	367.2	[1]	300.6	[1]
Total Loans Impaired at Convenience Date [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	54.7	[2]			54.1	[2]
Unpaid Principal Balance	95.5	[2]			95.8	[2]
Related Allowance	1.0	[2]			1.0	[2]
Average Recorded Investment	54.4	[2]	99.3	[2]	77.9	[2]
Non-Strategic Portfolios [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6.6				10.2
Unpaid Principal Balance	6.7				12.5
Average Recorded Investment	8.4		41.8		24.0
Non-Strategic Portfolios [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			2.5		1.0
Transportation Finance [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			3.2		2.2
Transportation Finance [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	15.5				14.3
Unpaid Principal Balance	15.5				14.3
Related Allowance	0.7				0.6
Average Recorded Investment	14.9		19.3		12.4
International Finance [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5.1				6.9
Unpaid Principal Balance	17.9				24.5
Average Recorded Investment	6.0		5.0		6.9
Corporate Finance [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	125.1				136.1
Unpaid Principal Balance	131.3				150.1
Average Recorded Investment	130.6		174.1		152.8
Corporate Finance [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	50.2				50.6
Unpaid Principal Balance	51.4				51.7
Related Allowance	24.0				28.8
Average Recorded Investment	50.4		98.0		79.7
Equipment Finance [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6.7				5.8
Unpaid Principal Balance	7.6				7.9
Average Recorded Investment	6.3		7.8		7.0
Real Estate Finance [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	8.5
Unpaid Principal Balance	8.5
Average Recorded Investment	8.8		10.7
Commercial Services [Member] | With No Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment					9.1
Unpaid Principal Balance					9.1
Average Recorded Investment					10.0
Commercial Services [Member] | With Related Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1.9				4.2
Unpaid Principal Balance	2.0				4.2
Related Allowance	1.0				1.0
Average Recorded Investment	$ 3.1		$ 4.8		$ 4.6

[1]	Interest income recorded for the quarters ended March 31, 2014 and 2013 while the loans were impaired was $0.7 million and $4.7 million, respectively, of which $0.4 million and $0.3 million was interest recognized using the cash-basis method of accounting. Interest income recorded for the year ended December 31, 2013 while the loans were impaired was $17.7 million, of which $3.5 million was interest recognized using the cash-basis method of accounting.
[2]	Details of finance receivables that were identified as impaired at the Convenience Date are presented under Loans and Debt Securities Acquired with Deteriorated Credit Quality.